Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 246,619	$ 195,733
Total Cost of Revenue	179,938	142,905
Gross profit	66,681	52,828
Operating Expenses:
Research and development		10,945
Selling and marketing	40,225	12,917
General and administrative	275,781	307,691
Total operating expenses	316,006	331,553
Loss from operations	(249,325)	(278,725)
Other Loss:
Interest income, net	24	61
Other expense, net	(708)	(1,853)
Other loss, net	(684)	(1,792)
Loss before income taxes	(250,009)	(280,517)
Income taxes
Net loss	(250,009)	(280,517)
Other Comprehensive Loss:
Foreign currency translation adjustment	13,544	44,546
Comprehensive loss	$ (236,465)	$ (235,971)
Loss per common share, basic	$ (0.01)	$ (0.01)
Loss per common share, diluted	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding , basic	45,000,000	41,821,918
Weighted average number of shares outstanding, diluted	45,000,000	41,821,918
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 182,584	$ 163,391
Total Cost of Revenue	130,998	120,978
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	64,035	32,342
Total Cost of Revenue	$ 48,940	$ 21,927